Interim Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Operating expenses:
Research and development (of which $320 and $295 are with related parties in 2026 and 2025, respectively)		$ 2,589	$ 289
General and administrative (of which $839 and $286 are with related parties in 2026 and 2025, respectively)		3,452	528
Total operating expenses		6,041	817
Operating loss from continuing operations		(6,041)	(817)
Change in fair value of convertible securities			(326)
Interest income		128
Other expenses, net		(35)	(51)
Loss from continuing operations		(5,948)	(1,194)
Net income (loss) from discontinued operations		6	(58)
Net loss		$ (5,942)	$ (1,252)
Loss per share attributable to shareholders:
Basic		$ (0.54)	$ (0.17)
Diluted		$ (0.54)	$ (0.17)
Weighted average Ordinary Shares outstanding – basic	[1]	11,070,458	7,362,906
Weighted average Ordinary Shares outstanding – diluted	[1]	11,070,458	7,362,906

[1]	After giving effect to the forward share split, see also Note 1(c).